UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2601
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $718,681 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGIANT TRAVEL CO            COM              01748X102     2259    49694 SH       SOLE                    49694
AMARIN CORP PLC                SPONS ADR NEW    023111206      185   259901 SH  CALL SOLE                   259901
AMEDISYS INC                   COM              023436108    10927   397495 SH       SOLE                   397495
AMERICAN SUPERCONDUCTOR CORP   COM              030111108     5253   303494 SH       SOLE                   303494
AMERISOURCEBERGEN CORP         COM              03073E105    94937  2906843 SH       SOLE                  2906843
BLACKBOARD INC                 NOTE 3.250% 7/0  091935AA4     9038 10000000 PRN      SOLE                 10000000
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    79573  4275815 SH       SOLE                  4275815
COMPASS MINERALS INTL INC      COM              20451N101    22368   396800 SH       SOLE                   396800
DOLLAR FINL CORP               COM              256664103    22403  2353257 SH       SOLE                  2353257
DONNELLEY R R & SONS CO        COM              257867101     4018   548100 SH       SOLE                   548100
GENERAL MTRS CORP              COM              370442105      679   350000 SH  CALL SOLE                   350000
GENWORTH FINL INC              COM CL A         37247D106     4763  2507080 SH       SOLE                  2507080
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    38057  1322341 SH       SOLE                  1322341
GULFPORT ENERGY CORP           COM NEW          402635304     9831  4237621 SH       SOLE                  4237621
HEARTLAND PMT SYS INC          COM              42235N108     9888  1495878 SH       SOLE                  1495878
INTERACTIVE BROKERS GROUP IN   COM              45841N107    22591  1400530 SH       SOLE                  1400530
LORILLARD INC                  COM              544147101    45540   737615 SH       SOLE                   737615
MASTERCARD INC                 CL A             57636Q104    40195   240000 SH       SOLE                   240000
MCDERMOTT INTL INC             COM              580037109    33577  2507642 SH       SOLE                  2507642
MCG CAPITAL CORP               COM              58047P107      972   759195 SH       SOLE                   759195
NEOSTEM INC                    COM NEW          640650305      436   450000 SH       SOLE                   450000
NEOSTEM INC                    COM NEW          640650305      194   200000 SH  CALL SOLE                   200000
NEOSTEM INC                    *W EXP 07/16/201 640650115        1   125000 SH       SOLE                   125000
NEXMED INC                     COM              652903105      554  4261715 SH  CALL SOLE                  4261715
NICHOLAS FINANCIAL INC         COM NEW          65373J209     2468   942019 SH       SOLE                   942019
NYMOX PHARMACEUTICAL CORP      COM              67076P102     8974  2932780 SH       SOLE                  2932780
POTASH CORP SASK INC           COM              73755L107    12122   150000 SH       SOLE                   150000
PROSHARES TR                   PSHS ULTSHT FINL 74347R628     7362    75000 SH       SOLE                    75000
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5    11293 18590000 PRN      SOLE                 18590000
SCHEIN HENRY INC               COM              806407102    78380  1960000 SH       SOLE                  1960000
SCHOOL SPECIALTY INC           NOTE 3.750% 8/0  807863AE5     4275  5000000 PRN      SOLE                  5000000
SUNPOWER CORP                  DBCV 0.750% 8/0  867652AB5    10647 12600000 PRN      SOLE                 12600000
TERNIUM SA                     SPON ADR         880890108    17945  2619711 SH       SOLE                  2619711
UNION PAC CORP                 COM              907818108    12333   300000 SH  CALL SOLE                   300000
UNION PAC CORP                 COM              907818108    73591  1790103 SH       SOLE                  1790103
VIROPHARMA INC                 COM              928241108     6357  1210950 SH       SOLE                  1210950
WELLPOINT INC                  COM              94973V107     2250    59268 SH       SOLE                    59268
WORLD FUEL SVCS CORP           COM              981475106    12445   393462 SH       SOLE                   393462